Exhibit 99.9

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
110844294	Representative Credit Score	771.0	789.0	Indicator credit score is 789 based on most recent credit report dated 10/3/2014. Tape score of 771 is indicator score from an earlier dated report in 07/9/2014.
110844294	Appraised Value	656795.0	670000.0	Appraisal value is $670,000. Tape value of $656,795 is lower sale price for subject.
110804676	Original Note Balance	502000.0	497500.0	Note amount is $497,500. Source of tape value of $502,000 is unknown.
110804676	Original Loan to Value	0.7723	0.7654	Review LTV is 76.54%. Tape value of 77.23% is LTV calculation based off of higher tape Note amount of $502,000 vs. actual of $497,500 per Note in file.
110804676	Original Combined Loan to Value		0.7654	Review CLTV is 76.54%. No Tape value presented. CLTV calculation based off of $497,500 Note in file.
110804676	Total Debt To Income Ratio	22.70	26.51	Lender approval DTI per 1008 in file (pg. 136) is 27.029%. Review DTI is 26.51%. No material difference. Minor variance is a result in bonus income calculations.
110804676	Representative Credit Score	791.0	785.0	Indicator credit score of 785 is that of the primary borrower who is the wage earner. Higher co-borrower indicator score of 791 matches to the tape.
300000009	Property Type	Unspecified	Single Family - Detached	Verified per Appraisal Report.
300000009	Original Interest Rate	4.375	4.250	Verified per Note. Source of tape value is unknown.
300000009	Original Combined Loan to Value		0.7631	No material variance.
300000009	Total Debt To Income Ratio	28.860000	32.690002	Approval DTI of 31.79% per 1008 (pg 201). Review DTI of 32.69%. No material variance. Source of tape value is unknown.
110850799	Property Type	Single Family - Detached	PUD - Detached	Subject property is Detached PUD as verified per appraisal report. Tape reflects Single Family Detached.
110850799	First Name			Reviewed value per note (page 65)
110850799	Original Loan to Value	0.8000	0.7692
Review calculated LTV based off of Appraisal value is $1,300,000 per appraisal in file. Source of tape value of 80% is based off the borrowers disclosed original purchase price value of $1,250,000 per the 1003 (pg. 157).

110850799	Original Combined Loan to Value		0.7692
Review calculated CLTV based off of Appraisal value is $1,300,000 per appraisal in file. Source of tape value of 80% is based off the borrowers disclosed original purchase price value of $1,250,000 per the 1003 (pg. 157).

110850799	Total Debt To Income Ratio	43.00	34.23
Approval DTI: 33.655% Final 1008 provided via Stips on 12/16/14.
Review DTI: 34.23% Differential in approval and review DTI is from rental properties. This review utilized entire PITI liability as rental agreements and Schedule E is not in file. Non material variance. Source of tape value unknown.

110850799	Representative Credit Score	783.0	793.0	783 mid score per credit report.
110850799	Appraised Value	1250000.0	1300000.0	Appraisal value is $1,300,000 per appraisal in file. Source of tape value of $1,250,000 is borrower disclosed original purchase price per the 1003 (pg. 157).
110805367	Property Type	Single Family - Detached	PUD - Detached	Subject property is single family detached PUD per appraisal. Tape reflects SFR
110805367	Original Combined Loan to Value		0.8000	CLTV is 80% per Review. No tape data provided. CLTV is calculated off lower sales price of $775K vs. $780K appraised value.
110805367	Occupancy	Owner Occupied	Second Home	Subject home occupancy is Second Home as reflected on borrower application (pg 9 and 13) and lender 1008 (pg. 18) in file. Source of tape value of Owner Occupied is unknown.
110805367	Total Debt To Income Ratio	36.32	38.41
Lender approval DTI per 1008 in file is 37.70% (pg. 18).  Review DTI is 38.41%.  Slight variance due to Lenders use of $3,902.93 as proposed total subject payment. Review value subject total expense is calculated as $4030.01 which consists of HOA $223, tax (5758.84/12)=479.91, Insurance (1141/12) = $95.08) and PI $3,50.03. Source of tape value of 36.32% is unknown.

110805367	Appraised Value	775000.0	780000.0	Appraisal value is $780,000. Tape value of $775,000 is that of the slightly lower sales price.
110851878	Original Combined Loan to Value		0.8000	Verified per appraisal report.
110851878	Representative Credit Score	797.0	787.0	Verified per credit report.
110802881	Property Type	Single Family - Detached	PUD - Detached	PUD - Detached per appraisal report (pg 375)
110802881	Original Note Balance	572000.0	559200.0	$559200.0 per note(pg 4)
110802881	Original Interest Rate	4.125	4.000	4.000 per Note (pg 4)
110802881	Original Combined Loan to Value		0.8000	80% CLTV per 1008(pg 225)
110802881	Total Debt To Income Ratio	7.32	11.17	11.17% Review Value, Lender DTI per 1008 12.048, Source of Tape DTI 7.32 is unknown
110802881	Appraised Value	715000.0	699000.0	$699,000 Appraised value per Appraisal Report (pg 375). Source of tape value unknown.
300000386	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 334
300000386	Original Combined Loan to Value		0.7905	CLTV per the 1008 on pg 50.
300000386	Total Debt To Income Ratio	16.000000	18.039999	Approval DTI 12.23%. Review DTI: 18.04%. Difference due to lender not reducing income by short term debt of $215,000 on 2013 business returns.
300001580	Original Note Balance	559200.0	557200.0	Note amount of $557,200 per Note (pg 3). Source of tape value is not known.
300001580	Total Debt To Income Ratio	15.220000	29.249998	29.257% per 1008 (pg 394). Review DTI is 29.25%. Source of tape value of 15.22% is not known.
300001580	Appraised Value	699000.0	705000.0	Appraisal value of $705,000. Tape value of $699,000 is purchase price.
300000814	Total Debt To Income Ratio	16.76	23.87	Approved DTI 24.17%. Review DTI 23.87%. non material variance. Tape DTI unknown.
300000814	Appraised Value	579900.0	585000.0	Appraised valuer per the appraisal 1004 PDF.
300000592	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 221
300000592	Total Debt To Income Ratio	24.600000	28.119999	Approval DTI: 28.11%. Review DTI 28.12% small difference due to tax calculation.
300000592	Representative Credit Score	787.0	789.0	FICO score per credit report on pg 61
300000592	Appraised Value		660000.0	Appraised value per appraisal on pg 221.
300005150	Property Type	Single Family - Detached	PUD - Detached	PUD - Detached per appraisal (pg 273)
300005150	Total Debt To Income Ratio	12.20	24.39	Approval DTI of 24.913% 1008 Value(pg 302). Review DTI is 24.39%. Difference due to minor variance in liabilities. Source of tape value of 12.20% is unknown.
300005150	Appraised Value	614000	640500.0	Tape value reflects sales price of 614000. Review value reflects Appraised value.
300000282	Zip			Reviewed value per note (page 242)
300000282	Total Debt To Income Ratio	23.00	29.53	Approval DTI of 29.416% (per 1008 page 238). Review DTI of 29.53%. No material difference. Source of tape value of 23% is not known.
300000004	Original Loan to Value	0.7000	0.6825	Reviewed LTV value of 68.25% is consistent with 1008 (page 509)
300000004	Original Combined Loan to Value	0.7000	0.6825	Reviewed CLTV value of 68.25% is consistent with 1008 (page 509)
300000004	Total Debt To Income Ratio	9.71	13.76	Approval DTI: 14.046% (per 1008 page 509). Review DTI: 13.76%. No material variance. Source of tape value unknown.
300000004	Appraised Value	1950000.0	2000000.0	Reviewed value consistent with appraised value utilized on 1008 (page 509)
300005065	Property Type	Single Family - Detached	PUD - Detached	Property type per the 1008 on pg 314.
300005065	Total Debt To Income Ratio	27.16	21.32	Approval DTI 21.32%. Review DTI 21.32%.
300005065	Appraised Value	1020000.0	1025000.0	Appraised value per the appraisal on pg 271
300005140	Property Type	Single Family - Detached	PUD - Detached	PUD - Detached per appraisal report (pg 352)
300005140	Appraised Value	950000.0	959000.0	$958,000 Appraised value per appraisal report (pg 352)
300001589	Property Type	Single Family - Detached	Rowhouse	Rowhouse per appraisal (page 2)
300001589	Total Debt To Income Ratio	8.41	36.70	Reviewed value consistent with 1008 (page 259) of 36.776%. no material variance.
300001589	Appraised Value	908000.0	899000.0	Reviewed value per appraisal (page 2)
110863583	Property Type	PUD - Detached	Single Family - Detached	Property type per the appraisal on pg 2336.
110863583	Last Name			Last name per the note on pg 3.
110863583	Original Interest Rate	4.000	3.875	Interest rate per the note on pg 3.
110863583	Total Debt To Income Ratio	1.00	7.58	Approval DTI 7.77%. Review DTI 7.58% Small difference is due to tax and hazard calculations.
110863583	Appraised Value	3200000.0	3280000.0	Appraised value per the appraisal on pg 2336.
300005767	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 13).
300005767	Original Interest Rate	4.25	4.50	4.5% per Note (pg 252).
300005767	Total Debt To Income Ratio	8.05	28.14
37.113% per 1008 (pg 774). Review DTI of 28.14%. Difference due to lender treating 2106 expenses as a liability and not a reduction in income. Initially lender did not include credit union payment from paystub, however account was verified as paid. Final review DTI of 28.1%.  Source of tape DTI of 8.05% is not known.

300005589	Original Loan to Value	0.6374	0.7083	LTV of 70.83 per 1008 (pg 2)
300005589	Original Combined Loan to Value	0.6374	0.7083	CLTV of 70.83 per 1008 (pg 2)
300005589	Total Debt To Income Ratio	9.38	24.59	DTI of 23.595% per 1008 (pg 2). 24.59% difference due to net rental income from undocumented REO property. Review excluded income.
300005589	Appraised Value	2000000.0	1800000.0	Value per primary appraisal (pg 300).
300005744	Total Debt To Income Ratio	32.160000	36.579998	Approval DTI: 36.57 per 1008 pg 487 . Review DTI: 36.58%. No material variance.
110825940	Original Note Balance	500000.0	508880.0	Note Balance per Note (pg 1).
110825940	Original Loan to Value	0.7668	0.8000	80% LTV per 1008 (pg 275).
110825940	Original Combined Loan to Value	0.7668	0.8000	80% CLTV per 1008 (pg 275).
110825940	Total Debt To Income Ratio	32.23	35.72	35.89% per 1008 (pg 275). 35.72% per review. No material variance.
110825940	Representative Credit Score	750.0	755.0	Borrower score of 788, Coborrower score of 755 per credit report (pg 62).
110825940	Appraised Value	652000.0	670000.0	Value of $670,000 per appraisal (pg 239).
300007345	Total Debt To Income Ratio	15.45	32.05	Approval DTI of 34.071% per 1008 (pg 11). Review DTI of 32.05%. non material difference due to income calculation differences.
300007345	Representative Credit Score	766.0	783.0	794 score for borrower(wage earner). 783 score for coborrower. Credit report (pg 120).
300007345	Appraised Value	800000.0	800500.0	$800,500 value per appraisal (pg 436).
300006241	Original Note Balance	627000.0	636380.0	Tape Value Null. Original Note Balance $636,380.00 (Pg 3)
300006241	Loan Purpose	Purchase	Rate and Term Refinance	Loan Purpose, Rate/Term Refinance, based on Final 1008 & Final HUD1 (Pg 151,467)
300006241	Original Loan to Value	0.6837	0.6699	Calculated LTV 66.99% based on a Loan Amount $636,380 and Appraised Value $950,000. Source of tape value is not known.
300006241	Original Combined Loan to Value	0.6837	0.6699	Calculated CLTV 66.99% based on a Loan Amount $636,380 and Appraised Value $950,000. Source of tape value is not known.
300006241	Total Debt To Income Ratio	14.35	23.08	DTI 23.076% per 1008 (Pg 151)/ Review DTI 23.08%. Source of tape value is not known.
300006241	Representative Credit Score	772.0	763.0	Tape Value Null. Borrower Middle Credit Score 763 per CBR dated 1/28/2015 (Pg 71)
300006241	Appraised Value	917000.0	950000.0	Appraised Value $950,000 (Pg 436)
300006717	Total Debt To Income Ratio	31.49	39.46	Approval DTI is 39.416%, review DTI is 39.42%, no material difference.
110825795	Original Note Balance	796000.0	794200.0	Note Balance per Note (55).
110825795	Original Loan to Value	0.8000	0.7748	79.81% LTV per 1008 (per 216).
110825795	Original Combined Loan to Value	0.8000	0.7748	79.81% CLTV per 1008 (per 216).
110825795	Total Debt To Income Ratio	28.58	16.81	Approval DTI of 16.810% per 1008 (pg 216). Review DTI of 16.81%. no material variance.
110825795	Appraised Value	995000.0	1025000.0	Value per appraisal (pg 2).
300001879	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 419).
300001879	Occupancy	Owner Occupied	Second Home	2nd Home per Occupancy Affidavit (pg 193).
300001879	Total Debt To Income Ratio	6.17	30.77	Approval DTI of 30.77% per 1008 (pg 112). Review DTI of 30.77%. No material difference.
110805921	Original Note Balance	746000.0	744000.0	Note amount per Note (pg 49).
110805921	Original Loan to Value	0.7936	0.7492	74.92% LTV per 1008 (pg 352).
110805921	Original Combined Loan to Value	0.7936	0.7492	74.92% CLTV per 1008 (pg 352).
110805921	Total Debt To Income Ratio	34.42	39.32	Approval DTI of 39.249% per 1008 (pg 352). Review DTI of 39.32%. Variance due to rental income calculations.
110805921	Appraised Value	940000.0	993000.0	Value of $993,000 per appraisal (pg 1).
110799612	Total Debt To Income Ratio	42.68	34.58	Approval DTI: 34.69% per 1008 (pg 327). Review DTI of 34.58%. no material variance.
110799612	Appraised Value	905000.0	910000.0	Value per appraisal (pg 294). Sales price of $905,000.
110802627	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 376).
110802627	City			City per Note (pg 270).
110802627	Total Debt To Income Ratio	7.140000	29.300001	Approval DTI of 28.75% per 1008 (pg 3). Review DTI of 29.30%. Difference due to lender not including 1065 losses.
110802627	Appraised Value	675000.0	690000.0	Value of $690,000 per appraisal (pg 376).
110825797	Original Note Balance	469000.0	473000.0	Note balance per Note, pg 38. Tape is null.
110825797	Original Loan to Value	0.6948	0.7425	Per appraisal value, LTV is 74.25. Tape is null.
110825797	Original Combined Loan to Value	0.6948	0.7425	Per appraisal value, CLTV is 74.25. Tape is null.
110825797	Total Debt To Income Ratio	5.270000	25.510002	Loan Approval DTI is 25.51%, review DTI is 25.51%, no variance. Tape is null.
110825797	Appraised Value	675000.0	637000.0	Value per Appraisal, pg 1. Tape is null.
110800211	Original Loan to Value	0.7150	0.7526	75.26% LTV per 1008 on page 152
110800211	Original Combined Loan to Value	0.7150	0.7526	75.26% CLTV per 1008 on page 152
110800211	Representative Credit Score	801.0	813.0	813 score for borrower. 801 score for coborrower. Per credit report (pg 287).
110800211	Appraised Value		950000.0	$950,000 value per appraisal (pg 179)
110802630	Original Note Balance	1012000.0	996000.0	$996,000 per Note(pg 486)
110802630	Total Debt To Income Ratio	24.69	27.12	27.12 review value. Lender DTI 26.51%. Variance due to tax and insurance estimate used by lender. Non material. Source of tape value unknown.
110802630	Appraised Value	1265000.0	1275000.0	$1,275,000.0 per appraisal (pg 276). Source of tape value unknown.
110838889	Original Note Balance	727943.0	722300.0	Note amount per Note (pg 487).
110838889	Total Debt To Income Ratio	26.320000	36.989998	39.27% per 1008 (pg 386). Review DTI: 36.99%. Difference due to lender using higher tax and insurance impounds in PITI calculation. Tape value could not be sourced.
110838889	Appraised Value	909929.0	910000.0	Value per appraisal (pg 18)
110853684	Total Debt To Income Ratio	13.00	17.89	Approval DTI of 17.90% per 1008 (pg 398). Review DTI of 17.89%. No material variance. Tape value of 13% is not sourced in the file.
110845663	Property Type	Single Family - Detached	PUD - Detached	Verified per Appraisal Report (pg 343).
110845663	Property Address			163rd Pl per Note (pg 531). Source of tape value unknown.
110845663	Representative Credit Score	741.0	762.0	762 mid score per credit report (pg 405).
110845663	Appraised Value	878950.0	880000.0	$880,000 appraised value per Appraisal Report (pg 343). Source of tape value is unknown.
110838140	Property Address			Address per Note (pg 359)
110838140	Original Note Balance	559992.0	559920.0	Note amount of $559,920 per Note (pg 359). Tape amount is incorrect.
110838140	Total Debt To Income Ratio	29.010000	31.470001	Approval DTI of 31.47% per 1008 pg 193. Review DTI: 31.47%. review agrees with all lender calculations. Tape value of 29% is not known.
110838140	Appraised Value	699990.0	700000.0	Sales price is 699,990 per purchase agreement on pg 89. Appraised value is $700,000 per appraisal on pg 136.
110845126	Total Debt To Income Ratio	33.000000	17.880001	Reviewed value calculated at 17.88% consistent with 1008 (page 225) of 17.88%. Source of tape value is not known.
110851900	Original Note Balance	445312.0	444452.0	Verified entry per Note (pg 416). Source of tape unknown.
110851900	Original Combined Loan to Value		0.8000	Verified per Appraisal Report (pg 140) reflecting appraised value of $557,000.
110851900	Appraised Value	556640.0	557000.0	Verified per Appraisal Report (pg 140) reflecting appraised value of $557,000.
300000583	Original Combined Loan to Value		0.8000	Verified per appraisal.
300000583	Total Debt To Income Ratio	23.25	29.42	Review DTI is 29.42%. Lender DTI per 1008 in file (pg. 408) is 29.60%. No material variance. Source of tape DTI of 23.52% is unknown.
110836718	Property Type	Single Family - Detached	PUD - Detached	Subject property type is Detached PUD as verified per appraisal report (pg. 655). Tape reflects Detached SFR.
110836718	Original Combined Loan to Value		0.8000	Lender approval 1008 in file (pg. 217) reflects LTV/CLTV of 80%. Review LTV/CLTV matches. No data provided by tape.
110836718	Total Debt To Income Ratio	40.61	42.77	Approval DTI: 42.81% per 1008 pg 217. Review DTI: 42.77%. No material variance. Source of tape value unknown.
110836718	Appraised Value	1333000.0	1335000.0
Review appraisal value is $1,335,000 per the appraisal report in file (pg 655). Tape value of $1,333,000 which is the lower sale price from which the LTV/CLTV was calculated from and confirmed with the final HUD1 (pg. 383)

110799608	Property Type	Single Family - Detached	PUD - Detached	Tape reflects Detached SFR. Verified property type as Detached PUD per appraisal report with HOA of $15/mo (1004 pg 1).
110799608	Original Combined Loan to Value		0.8000	Reviewed value is consistent with 1008 (page 482)
110799608	Total Debt To Income Ratio	29.24	33.67	33.67% Review DTI Value, 29.68% Lender Value per 1008(pg 482) Variance due to review exclusion of rental income, as no current lease in file to comply with Appendix Q. Source of tape unknown.
300000586	Original Interest Rate	3.875	4.125	Interest rate per Note (pg 453). Source of tape value unknown.
300000586	Original Combined Loan to Value		0.8000	CLTV per the note on pg 281.
300000579	Original Combined Loan to Value		0.8000	80% LTV per approval (pg 212)
110851895	Property Type	Single Family - Detached	PUD - Detached	Reviewed value per Appraisal (page 100)
110851895	Original Combined Loan to Value		0.8000	Reviewed value of 80% consistent with tape value and 1008 (page 133)
110851895	Appraised Value	674900.0	680000.0	Reviewed value is appraised value from appraisal (page 100) tape value is Purchase Price per appraisal.
300001176	Original Note Balance	476000.0	474240.0	Reviewed value per note (page 435)
300001176	Original Combined Loan to Value		0.8000	Reviewed value consistent with tape value and 1008 (page 640)
300001176	Appraised Value	595000.0	594000.0	Reviewed value per appraisal (page 206)
300001182	Loan Number (Selling Lender)			Loan ID corrected.
300001182	Appraised Value	849000.0	850000.0	Reviewed value per Appraisal (page 728)
110801651	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 226. Source of tape unknown.
110801651	Total Debt To Income Ratio	22.590000	38.440002	Approval DTI of 38.45%. Review DTI 38.44%. non material variance.
110801651	Representative Credit Score	770.0	758.0	FICO score per the credit report on pg 11. Source of tape unknown.
110801651	Appraised Value	627970.0	630000.0	Appraised value per the appraisal on pg 226. Source of tape unknown.
300005591	Total Debt To Income Ratio	27.6	30.1	Approval DTI 30.15% Approval DTI 30.15%.
300005591	Appraised Value	830000.0	835000.0	Appraised value per the appraisal on pg 486.
300005761	Property Type		PUD - Detached	Reviewed value per appraisal (page 145)
110838128	Total Debt To Income Ratio	22.09	42.27	Approval DTI 42.86%. Review DTI is 42.25%. Small difference due to min payment on credit card. Source of tape unknown.
300006718	Representative Credit Score	758.0	759.0	792 score of borrower, 759 scores of coborrower per credit report (pg 4).
300006726	Original Note Balance	690000.0	644000.0	Note amount per the Note (pg 450).
300006726	Loan Purpose	None	Purchase	Purchase per HUD (pg 492).
300006726	Original Loan to Value	0.7666	0.8000	80% CLTV per 1008 (pg 297).
300006726	Original Combined Loan to Value	0.7666	0.8000	80% CLTV per 1008 (pg 297).
300006726	Representative Credit Score		754	768 score for borrower, 754 score for coborrower (wage earner) per credit report (pg 34).
300006726	Appraised Value	900000.0	805000.0	Value per the appraisal (pg 709).
110838993	Total Debt To Income Ratio	29.920000	32.030003
Approval DTI: 22.31% per 1008 (pg 298). Review DTI of 32.03%. Variance due to differences in calculating coborrower commission income and minor variance in rental income calculations.  Source of tape value of 29.92% is not known, however it is closer to review value than lender calculation.

110838993	Representative Credit Score	811.0	813.0	811 credit score for borrower, 813 credit score for coborrower per credit report (pg 33).
300007887	Original Note Balance	580500.0	576000.0	Note balance per Note (pg 370).
300007887	Original Loan to Value	0.7413	0.8000	80% LTV per 1008 (pg 229).
300007887	Original Combined Loan to Value	0.7413	0.8000	80% CLTV per 1008 (pg 229).
300007887	Appraised Value	783000.0	720000.0	Value of $720,000 per appraisal (pg 195).
300005647	Total Debt To Income Ratio	23.170000	33.379997	Approval DTI of 28.50% per 1008 (pg 725). Review DTI of 33.38%. Variance due to lender not using ATR qualification method for 2nd lien with IO payment. DTI remains under 40% maximum per guidelines.
300005647	Appraised Value	765000.0	795000.0	Value of $795,000 per appraisal (pg 383).
300005679	Representative Credit Score	776.0	761.0	Qualifying score of 761 per the credit report pg 36. Co-borrower mid score is 776.
300005661	Amortization Type	Fixed Rate	Unspecified	Reviewed value per note (page 470)
300005661	Original Note Balance	444000.0	0.0	Reviewed value per note (page 470)
300000582	Loan Purpose	Construction to Permanent	Cash Out Refinance	Loan purpose per the 1008 on pg 180
300005618	Representative Credit Score	800.0	752.0	752 score of borrower. 800 score of coborrower
300005625	Amortization Type	Fixed Rate	Unspecified	Reviewed value per note (page 760)
300005625	Original Note Balance	712000.0	0.0	Reviewed value per note (page 760)
300005682	Representative Credit Score	785.0	779.0	Tape representative credit score of 785 is Coborrowers/primary wage earners mid score; 779 score is Borrowers mid credit score.
110851978	Representative Credit Score	781.0	778.0	Qualifying score per the credit report on pg 1. Co-borrower mid score is 781.
110845684	Property Address			Per Note pg 257, Deed pg 452.
110845684	Loan Purpose	Construction to Permanent	Cash Out Refinance	Per HUD pg 285, payoff 1st and HELOC.
110845684	Representative Credit Score	796.0	793.0	Borrower 1 mid score is 793. Borrower 2 mid score is 796.
300005621	Representative Credit Score	788.0	777.0	Borrower score of 777. Coborrower score of 788.
300005638	Representative Credit Score	767.0	763.0	Tape representative credit score of 767 is Coborrowers mid score; 763 score is Borrower/primary wage earners mid score.
300005649	Representative Credit Score	810.0	809.0	809 mid score per credit report (pg 5). Co-borrower mid score is 810.
300005604	Amortization Type	Fixed Rate	Unspecified	Amortization type per the note on pg 290.
300005604	Original Note Balance	534640.0	0.0	Note balance per the note on pg 290.
300005643	Representative Credit Score	807.0	801.0	Tape representative credit score of 807 is Coborrower/primary wage earners mid score; 801 score is Borrowers mid score.
300005674	Original Combined Loan to Value	0.4047	0.4040	Rounding.
300005674	Representative Credit Score	794.0	784.0	Borrower score of 784. Coborrower/Wage earner score of 794 per credit report.
300005674	Appraised Value	2471000.0	2475000.0	Per Appraisal pg 394. However sales price as of 8/05/2014 of $2,471,000 used to qualify.
300005633	Appraised Value	2128000.0	2130000.0	Appraisal 1 has value of $2,130,000. Appraisal 2 has value of $2,128,000.
110845389	Property Type	PUD - Detached	Single Family - Detached	Single Family - Detached property type per appraisal (pg 449) and title report (pg 73)
110845389	Original Interest Rate	0.04125	4.12500	4.125% per note (pg 202)
110845389	Total Debt To Income Ratio	20.00	22.28	22.28% review DTI, Lender DTI (pg 109) 22.80%. Noe material variance. Source of 20% Tape DTI is unknown.
110800647	City			City per note pg 523. Source of tape value is not known.
110800647	Total Debt To Income Ratio	25.00	36.88	37.95% DTI per 1008. Review DTI 36.88%. Small difference due to hazard insurance calculations and liability differences. Source of 25% tape value is not known.
300001586	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 353.
300001586	Total Debt To Income Ratio	38.00	35.29	Approval DTI 36.31% Review DTI 35.29%. Small difference is due to hazard ins calculation in PITI.
300006228	City			City per Note (pg 444).
300006228	Zip			Zip Code per Note (pg 444).
300006213	Representative Credit Score	788.0	784.0	788 score for borrower, 784 score for coborrower per credit report (pg 23).
300008035	Total Debt To Income Ratio	33.98	25.20	Approval DTI of 24.73% per 1008 (pg 19). Review DTI of 25.2%. Non material variance due to differences in rental income and liability calculations. Source of tape value of 33.98% is not known.
300008202	Total Debt To Income Ratio	33.230000	35.190002
Approval DTI of 33.5% per 1008 (pg 14). Review DTI of 35.19%. difference due to lender excluding auto lease payment which reflected only 1 month remaining. Review included lease payment per agency guidelines.

300007936	Last Name			Borrower Last Name, captured from Note (pg 352)
300007936	Total Debt To Income Ratio	22.340000	36.649998
37.20% DTI-1008 (pg 11). Review DTI 36.65%, variance 0.55% not material. Discrepancy due to monthly property insurance payment. Property Insurance per 1008 $250/mo (pg 11). Actual monthly property insurance payment $94.58 is based on an annual premium of $1135 (pg 169). DTI is well within program max 43%.

300007343	Property Type	Single Family - Detached	PUD - Detached	Tape is null. Verified entry per appraisal report (pg 251).
300007343	Original Note Balance	582400.0	576400.0	Tape is null. Verified entry per Note (pg 469).
300007343	Total Debt To Income Ratio	24.44	27.59
Approval DTI: 26.720% per 1008 (pg 13). Review DTI: 27.59%. Difference due to lender using 2nd lien payment of $397.01 based on amortized term of 30 yrs. Review 2nd lien payment of $484.61 based on ATR qualification method using 20 year amortization term after IO period. Variance is also due to lender did not include second HELOC loan with monthly payment of $226 and line limit of $63,936 in DTI calculation. DTI Remains under 43% maximum allowed. Tape is null.

300007343	Appraised Value	728000.0	730000.0	Tape is null. Verified entry per appraisal report (pg 251).
300008631	Total Debt To Income Ratio	34.45	30.08
Lender DTI 31.2% per 1008(pg 14); Review DTI 30.08% - difference appears to be due to calculation of taxes on subject property. Subject is located in CA - Review used industry standard 1.25% of $964,000 sales price for $12,050 ($1004.17/mo); per 1008(pg 14) Lender used $1226/mo - unable to determine source. <2% variance - non material issue.

110512150	Zip			Zip per note (pg 1). Source of tape data is unknown.
110512150	Total Debt To Income Ratio	31.88	21.38	21.38% recalculated DTI, Lenders DTI 21.39%, less than a 2% variance, not a material finding. Tape data of 31.88% was not found in file.
300002667	First Name			Name per Note (pg 313).
300002667	Total Debt To Income Ratio	18.080000	27.140001	27.14% per 1008 (pg 199). Review DTI of 27.14%. No difference.
300002667	Appraised Value	573000.0	575000.0	Value of $575,000 per appraisal (pg 170).